EXCHANGEABLE NOTES AND OTHER BORROWINGS (Schedule of Exchangeable Notes) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Exchangeable note bond call option	$ 150
Non-current liabilities
Exchangeable note equity conversion option	1,370	4
Exchangeable note bond put option
Total non-current liabilities	1,370	4
Total value of embedded derivatives - net liability	$ 1,220	$ 4